SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 17:-    SUBSEQUENT EVENTS

On April 1, 2015 a former employee submitted to the Company a demand for additional payments related to his employment with the Company and his termination. The total amount claimed is approximately $212,000. Due to the early stage of this claim, the Company has not yet assessed the chances of its success.